Related Party Transactions (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Related Party Transactions [Abstract]
Schedule of Related Party Transactions [Table Text Block]
	December 31,			March 31,
	2014	Activity		2015
				(unaudited)
Included in accounts payable, accrued expenses and other current liabilities on the consolidated balance sheets:
To Founders	$203,050	$-		$203,050
Affiliated companies (trade payables)	4,037,850	(2,463,029)		1,574,821
	$4,240,900	$(2,463,029)		$1,777,871

Included in current related party debt on the consolidated balance sheets:
Loan payable – 2011 Founders Note	4,325,000	-		$4,325,000
Interest payable in-kind	334,605	114,966	i	449,571
Loan payable to Founders	5,000,000	-		5,000,000
Loan payable – BVH shareholder (STST)	4,442,500	-		4,442,500
Loan payable to NBHC shareholder (STST)	22,500,000	1,253,334	ii	23,753,334
Loan payable to NBHC shareholder (ASO2020)	22,499,972	1,253,334	ii	23,753,306
Total current related party debt	$59,102,077	$2,621,634		$61,723,711

i.     Payable in cash
ii     Shareholder loans provided for purposes of funding the newbuilding projects

Amounts and notes payable to related parties consist of the following:

	December 31,			December 31,			December 31,
	2012	Activity		2013	Activity		2014

Included in accounts payable and accrued expenses on the consolidated balance sheets:
To Founders	$203,050	$-		$203,050	$-		$203,050
Affiliated companies (trade payables)	91,284	(91,284)		-	-		-
	$294,334	$(91,284)		$203,050	$-		$203,050

Included in current related party debt on the consolidated balance sheets:
Loan payable – STST (m/v Orion)	$6,250,000	(6,250,000)	i	$-	$-		$-
Loan payable – STST (m/v Odyssey)	6,250,000	(6,250,000)	i	-	-		-
Loan payable – 2011 Founders Note	4,325,000	-		4,325,000	-		4,325,000
Interest payable in-kind – 2011 Founders Note	341,916	(45,668)	ii	296,248	38,357		334,605
Loan payable – 2012 Founders Note	3,000,000	(3,000,000)	iii	-	-		-
Loan payable to Founders	-	-		-	5,000,000		5,000,000
Interest payable in-kind – 2012 Founders Note	228,407	(228,407)	ii	-	-		-
Loan payable – BVH shareholder (STST)	-	2,995,000	iv	2,995,000	1,447,500	iv	4,442,500
Loan payable to NBHC shareholder (STST)	$-	-		$	$22,500,000	i	$22,500,000
Loan payable to NBHC shareholder (ASO2020)	-	-			22,499,972	v	22,499,972
Total current related party debt	$20,395,323	(12,779,075)		$7,616,248	$51,485,829		$59,102,077

Included in related party long-term debt on the consolidated balance sheets:
Loan payable to NBHC shareholder (STST)	$-	17,030,000		$17,030,000	$(17,030,000)	i	$-
Loan payable to NBHC shareholder (ASO2020)	-	17,029,972		17,029,972	(17,029,972)	v	-
Less unamortized discount	-	(16,756,054)		(16,756,054)	16,756,054	vi	-
Total related party long-term debt	$-	17,303,918		$17,303,918	$(17,303,918)		$-

i.
Loans payable to STST were converted to long-term debt in conjunction with the restructuring of Odyssey and Orion in 2013 (see Note 1). In 2013, STST provided an additional $4,530,000 (to NBHC) for a total of $17,030,000, which was payable in January 2023. On April 1, 2014, the loans were amended to remove the maturity dates and have therefore been reclassified as current.

ii.	Paid in cash
iii.	Paid through issuance of convertible redeemable preferred stock
iv.	BVH shareholder contribution of $5,000 and loans of $2,995,000 and $1,447,500 entered into for purposes of providing cash deposits on ultramax newbuildings.
v.
In 2013, ASO 2020 Maritime S.A. ("ASO2020") provided $17,029,972 as funding for newbuildings under construction. On April 1, 2014, the loans were amended to remove the maturity dates and have therefore been reclassified to current.

vi.
The unamortized discount at December 31, 2103 was reduced by imputed interest of $322,946 in the first quarter, prior to the amendment of the loan. The net unamortized discount on April 1, 2014 of $16,433,108 has been recorded as a reduction of noncontrolling interest due to the debt modification.